INCOME STATEMENT DETAILS (Schedule of Significant Changes in Contract Liabilities) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Balance as at December 31, 2016	₪ 108
Deferred revenues from Hot mobile [Member]
Statement Line Items [Line Items]
Balance as at December 31, 2016	226	[1]
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	[1]
Increases due to cash received, excluding amounts recognized as revenues during the year		[1]
Balance as at December 31, 2017	195	[1]
Other deferred revenues [Member]
Statement Line Items [Line Items]
Balance as at December 31, 2016	45	[1]
Revenue recognized that was included in the contract liability balance at the beginning of the year	(29)	[1]
Increases due to cash received, excluding amounts recognized as revenues during the year	30	[1]
Balance as at December 31, 2017	₪ 46	[1]

[1]	Current and non-current deferred revenues